Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets
Schedule of financial position details

	December 31, 2025			December 31, 2024
	Cost	Amortization	Net	Cost	Amortization	Net

Intangible assets arising from:
Concession agreements - new contracts	148,000	(10,275)	137,725	148,000	(5,344)	142,656
Concession agreements - others	135,470	(60,381)	75,089	112,456	(52,964)	59,492
Contract Commitments (i)	4,437,857	(707,736)	3,730,121	4,437,857	(588,098)	3,849,759
Concession Agreements - URAE-1	69,281,545	(23,335,074)	45,946,471	62,042,186	(22,085,992)	39,956,194
Software license of use	1,696,773	(1,145,671)	551,102	1,570,845	(932,558)	638,287
Right of use – other assets	240,646	(188,681)	51,965	240,106	(115,370)	124,736
Total	75,940,291	(25,447,818)	50,492,473	68,551,450	(23,780,326)	44,771,124

(i)	With the enactment of the Basic Sanitation Law in 2007, contract renewals began to be executed through program agreements, under which the Company assumed assets and socio-environmental obligations and recognized them as intangible assets, which are amortized on a straight-line basis over the term of the agreements.

Schedule of obligations assumed

	December 31, 2024	Additions	Transfer of contract asset	Transfers	Write-offs and disposals	Amortization	December 31, 2025

Intangible assets arising from:
Concession agreements – new contracts	142,656	-	-	-	-	(4,933)	137,723
Concession agreements – others	59,492	-	24,214	(1,627)	(4)	(6,987)	75,088
Contract Commitments	3,849,759	-	-	-	-	(119,638)	3,730,121
Concession Agreements URAE-1 (*)	39,956,194	2,666	7,990,514	(138,257)	(98,727)	(1,765,919)	45,946,471
Software license of use	638,287	-	103,141	-	-	(190,326)	551,102
Right of use – other assets	124,736	541	-	-	-	(73,309)	51,968
Total	44,771,124	3,207	8,117,869	(139,884)	(98,731)	(2,161,112)	50,492,473

(*)	As of December 31, 2025, the line URAE-1 concession agreement included leases totaling R$ 154,449 (R$ 338,740 as of December 31, 2024). Also on this date, the accounting balance of intangible assets, contract assets and other concession assets, and financial assets of the concession aimed at URAE-1 amounted to R$ 79,924,407, accounting for 96.09% of the consolidated amount.

	December 31, 2023	Additions	Transfer of contract asset	Transfers	Write-offs and disposals	Amortization	Transfer to Financial Assets	December 31, 2024

Intangible assets arising from:
Concession agreements – equity value	506,117	-	13,216	(508,709)	(22)	(10,602)	-	-
Concession agreements – economic value	637,760	(181)	13,005	(576,439)	-	(74,145)	-	-
Concession agreements – new contracts	147,589	-	-	-	-	(4,933)	-	142,656
Concession agreements – others	-	-	4,090	57,445	-	(2,043)	-	59,492
Program contracts	20,684,497	-	1,392,259	(21,469,330)	(1,020)	(606,406)	-	-
Program contracts – commitments	1,212,026	2,728,100	-	-	-	(90,367)	-	3,849,759
Service contracts – São Paulo	20,193,585	-	801,993	(20,278,339)	(1,327)	(715,912)	-	-
Concession Agreements URAE-1 (*)	-	20,712	6,573,841	42,727,540	(4,449)	(911,134)	(8,450,316)	39,956,194
Software license of use	513,224	29,972	234,713	4,989	-	(144,611)	-	638,287
Right of use – other assets	118,060	84,048	-	-	(46)	(77,326)	-	124,736
Total	44,012,858	2,862,651	9,033,117	(42,843)	(6,864)	(2,637,479)	(8,450,316)	44,771,124

(*)	As of December 31, 2024, the lines Concession agreements – URAE-1 included leases totaling R$ 338,740 (R$ 374,679 as of December 31, 2023). Additionally, of the amount of transfers arising from the concession agreement, R$ 1,577,787 thousand relates to the transfer to the concession’s financial asset, as disclosed in Note 13.

Schedule of intangible assets

	December 31, 2025	December 31, 2024
Alto Tietê	202,823	219,096
São Lourenço	2,216,444	2,386,192

Schedule of obligations assumed by the Company

	December 31, 2025			December 31, 2024
	Current Liabilities	Noncurrent Liabilities	Total liabilities	Current Liabilities	Noncurrent Liabilities	Total liabilities
São Lourenço	469,687	2,856,008	3,325,695	452,323	2,853,896	3,306,219

Schedule of expenses

	December 31, 2025	December 31, 2024

General supplies	21,073	14,858
Outsourced services	44,466	31,351
General expenses	5,823	4,106
Amortization	169,659	127,373
Financial expenses	499,969	353,860
Total	740,990	531,548

Schedule of right of use

Nature	December 31, 2025	December 31, 2024

Leases - Concession Agreement URAE-1
Cost	405,245	588,534
Accumulated amortization	(250,796)	(249,794)
(=) Net	154,449	338,740

Right of use - Other assets
Vehicles	216,428	216,431
Properties	24,142	22,098
Equipment	76	1,577
Accumulated amortization	(188,678)	(115,370)
(=) Net	51,968	124,736

Total - Leases and Right of use	206,417	463,476

Schedule of impact in the income statements

	December 31, 2025	December 31, 2024

Right of use amortization	(108,596)	(114,111)
Financial result – interest expense and inflation adjustment	(156,251)	(134,509)
Expenses of short-term and low-value leases	(21,983)	(28,411)
Decrease in profit for the period	(286,830)	(277,031)

Schedule of contract asset and intangible assets

	December 31, 2025	December 31, 2024
Contract assets and other concession assets	601,064	380,204
Intangible assets	1,077,363	1,933,347
Total	1,678,427	2,313,551

Schedule of obligations assumed of liabilities

	December 31, 2025			December 31, 2024
	Current Liabilities	Noncurrent Liabilities	Total liabilities	Current Liabilities	Noncurrent Liabilities	Total liabilities

Performance Agreements	120,776	6,151	126,927	287,109	137,441	424,550